Royalty, stream and working interests - Impairments of Royalties, Streams and Working Interests (Details)	1 Months Ended		3 Months Ended	6 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) item $ / shares $ / bbl	Nov. 13, 2012
Impairments
Impairment of royalty, streams and working interests			$ 271,700,000	$ 271,700,000
Recoverable amount of cash generating unit				$ 476,700,000
Edmonton Light prices (in US $/ barrels) | $ / bbl				8.55
Exchange rate (US $ / Canadian dollar) | $ / shares				$ 0.72
WTI oil price increase (as percentage)				2.00%
Discount Rate increase (Percentage)				1.00%
Discount Rate decrease (Percentage)				1.00%
WTI Oil Price decrease (Percentage)				10.00%
WTI Oil Price increase (Percentage)				10.00%
Increase (Decrease) to impairment charges due to 1% increase in discount rate				$ 51.0
Increase (Decrease) to impairment charges due to 1% decrease in discount rate				(59.0)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices				77.6
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices				(76.3)
Remainder of 2020
Impairments
WTI oil price (in US $/ barrels)				30.00
2021
Impairments
WTI oil price (in US $/ barrels)				41.18
2022
Impairments
WTI oil price (in US $/ barrels)				49.88
2023
Impairments
WTI oil price (in US $/ barrels)				55.87
2024
Impairments
WTI oil price (in US $/ barrels)				$ 57.98
SCOOP/STACK
Impairments
Number of package acquired | item				2
Royalty rights acquired	$ 27,600,000	$ 100,000,000
Impairment of royalty, streams and working interests				$ 207,200,000
Recoverable amount of cash generating unit				309,200,000
Increase (Decrease) to impairment charges due to 1% increase in discount rate				34.1
Increase (Decrease) to impairment charges due to 1% decrease in discount rate				(39.9)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices				37.8
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices				$ (37.3)
Weyburn
Impairments
Percentage of NRI					11.71%
Percentage of ORR				0.44%
Percentage of WI				2.56%
Impairment of royalty, streams and working interests				$ 60,500,000
Recoverable amount of cash generating unit				$ 162,800,000
Change In Discount Rate Assumptions Applied To Cash Flow Projection Impairment Analysis				9.50%
Change in discount rate assumption for impairment analysis (as a percent)				9.50%
Oil well equipment
Impairments
Impairment of royalty, streams and working interests				$ 4,000,000
Recoverable amount of cash generating unit				4,700,000
Weyburn and oil well equipment
Impairments
Increase (Decrease) to impairment charges due to 1% increase in discount rate				16.9
Increase (Decrease) to impairment charges due to 1% decrease in discount rate				(19.1)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices				39.8
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices				$ (39.0)
Bottom | SCOOP/STACK
Impairments
Change In Discount Rate Assumptions Applied To Cash Flow Projection Impairment Analysis				5.00%
Change in discount rate assumption for impairment analysis (as a percent)				5.00%
Top | SCOOP/STACK
Impairments
Change In Discount Rate Assumptions Applied To Cash Flow Projection Impairment Analysis				12.00%
Change in discount rate assumption for impairment analysis (as a percent)				12.00%